Pension and Postretirement Benefit Plans - Obligations and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Qualified Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 13,035	[1],[2]	$ 12,578	[1]
Service cost	351	[1],[3],[4]	347	[1],[3],[4]	252	[3],[4]
Interest cost	734	[1],[3],[4]	740	[1],[3],[4]	526	[3],[4]
Plan amendments	(73)	[1]	(46)	[1]
Changes in actuarial assumptions and other	1,808	[1]	980	[1]
Acquisitions	56	[1]	1	[1]
Curtailments	(97)	[1]	(233)	[1]
Settlements	(476)	[1]	(905)	[1]
Special termination benefits	23	[1]	73	[1]
Benefits paid	(526)	[1]	(500)	[1]
Benefit obligation at end of year	14,835	[1],[2]	13,035	[1],[2]	12,578	[1]
Change in plan assets:
Fair value of plan assets at beginning of year	10,596	[1],[5]	9,977	[1]
Actual gain on plan assets	398	[1]	1,123	[1]
Company contributions	1,969	[1]	901	[1]
Acquisitions	44	[1]
Settlements	(476)	[1]	(905)	[1]
Benefits paid	(526)	[1]	(500)	[1]
Fair value of plan assets at end of year	12,005	[1],[5]	10,596	[1],[5]	9,977	[1]
Funded status-Plan assets less than the benefit obligation at end of year	(2,830)	[1]	(2,439)	[1]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,401	[2],[6]	1,368	[6]
Service cost	36	[3],[6],[7]	28	[3],[6],[7]	24	[3],[7]
Interest cost	72	[3],[6],[7]	77	[3],[6],[7]	53	[3],[7]
Plan amendments	(9)	[6]	(6)	[6]
Changes in actuarial assumptions and other	111	[6]	180	[6]
Acquisitions			(1)	[6]
Curtailments	(10)	[6]	(29)	[6]
Settlements	(128)	[6]	(235)	[6]
Special termination benefits	26	[6]	180	[6]
Benefits paid	(68)	[6]	(161)	[6]
Benefit obligation at end of year	1,431	[2],[6]	1,401	[2],[6]	1,368	[6]
Change in plan assets:
Company contributions	196	[6]	396	[6]
Settlements	(128)	[6]	(235)	[6]
Benefits paid	(68)	[6]	(161)	[6]
Funded status-Plan assets less than the benefit obligation at end of year	(1,431)	[6]	(1,401)	[6]
International Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	9,132	[2],[8]	9,049	[8]
Service cost	251	[3],[8],[9]	230	[3],[8],[9]	188	[3],[9]
Interest cost	453	[3],[8],[9]	427	[3],[8],[9]	342	[3],[9]
Employee contributions	16	[8]	18	[8]
Plan amendments	4	[8]	(3)	[8]
Changes in actuarial assumptions and other	(536)	[8]	361	[8]
Foreign exchange impact	311	[8]	(504)	[8]
Acquisitions	2	[8]	10	[8]
Curtailments	(121)	[8]	(33)	[8]
Settlements	(64)	[8]	(53)	[8]
Special termination benefits	4	[8]	6	[8]
Benefits paid	(398)	[8]	(376)	[8]
Benefit obligation at end of year	9,054	[2],[8]	9,132	[2],[8]	9,049	[8]
Change in plan assets:
Fair value of plan assets at beginning of year	6,699	[5],[8]	6,516	[8]
Actual gain on plan assets	171	[8]	454	[8]
Company contributions	491	[8]	455	[8]
Employee contributions	16	[8]	18	[8]
Foreign exchange impact	203	[8]	(315)	[8]
Settlements	(64)	[8]	(53)	[8]
Benefits paid	(398)	[8]	(376)	[8]
Fair value of plan assets at end of year	7,118	[5],[8]	6,699	[5],[8]	6,516	[8]
Funded status-Plan assets less than the benefit obligation at end of year	(1,936)	[8]	(2,433)	[8]
Postretirement Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	3,582	[10],[2]	3,733	[10]
Service cost	68	[10],[11],[3]	79	[10],[11],[3]	39	[11],[3]
Interest cost	195	[10],[11],[3]	211	[10],[11],[3]	145	[11],[3]
Employee contributions	45	[10]	22	[10]
Plan amendments	(28)	[10]	(495)	[10]
Changes in actuarial assumptions and other	300	[10]	281	[10]
Foreign exchange impact			4	[10]
Acquisitions	14	[10]
Curtailments	17	[10]	1	[10]
Special termination benefits	3	[10]	19	[10]
Benefits paid	(296)	[10]	(273)	[10]
Benefit obligation at end of year	3,900	[10],[2]	3,582	[10],[2]	3,733	[10]
Change in plan assets:
Fair value of plan assets at beginning of year	414	[10],[12],[5]	370	[10]
Actual gain on plan assets	9	[10]	46	[10]
Company contributions	250	[10]	249	[10]
Employee contributions	45	[10]	22	[10]
Benefits paid	(296)	[10]	(273)	[10]
Fair value of plan assets at end of year	422	[10],[12],[5]	414	[10],[12],[5]	370	[10]
Funded status-Plan assets less than the benefit obligation at end of year	$ (3,478)	[10]	$ (3,168)	[10]

[1]	The unfavorable change in our U.S. qualified plans' projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.
[2]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation. The ABO for all of our U.S. qualified pension plans was $13.8 billion in 2011 and $12.0 billion in 2010. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.2 billion in both 2011 and 2010. The ABO for our international pension plans was $8.3 billion in 2011 and $8.1 billion in 2010.
[3]	The acquisition of Wyeth during fourth quarter 2009 contributed to the increase in certain components of net periodic benefit costs, such as service cost and interest cost, which was largely offset by higher expected returns on plan assets during 2010 from the inclusion of Wyeth plan assets. Further declines in interest rates during 2011 resulted in service costs continuing to increase on an overall basis. The decrease in 2011 postretirement plans' service and interest costs is largely driven by the harmonization of the Wyeth plans.
[4]	2011 vs. 2010 - The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts. 2010 vs. 2009 - The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by curtailment gains and lower settlement charges associated with Wyeth-related restructuring initiatives.
[5]	The U.S. qualified pension plans loan securities to other companies. Such securities may be onward loaned, sold or pledged by the other companies, but they may be required to be returned in a short period of time. We also require cash collateral from these companies and a maintenance margin of 103% of the fair value of the collateral relative to the fair value of the loaned securities. As of December 31, 2011, the fair value of collateral received was $2 million and, as of December 31, 2010, the fair value of collateral received was $581 million. The securities loaned continue to be included in the table above in Fair value of plan assets, and the securities-lending program for the pension plans will be discontinued in 2012.
[6]	The U.S. supplemental (non-qualified) pension plans are not generally funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, are paid from cash generated from operations.
[7]	2011 vs. 2010 - The decrease in the U.S. supplemental (non-qualified) plans' net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives. 2010 vs. 2009 - The increase in the U.S. supplemental (non-qualified) plans' net periodic benefit costs was primarily driven by special termination benefits recognized for certain executives as part of ongoing Wyeth-related restructuring initiatives.
[8]	The favorable change in our international plans' projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.
[9]	2011 vs. 2010 and 2010 vs. 2009 - The increase in the international plans' net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.
[10]	The unfavorable change in our postretirement plans' accumulated benefit obligations (ABO) funded status was largely driven by changes in actuarial assumptions.
[11]	2011 vs. 2010 - The decrease in the postretirement plans' net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010. 2010 vs. 2009 - The increase postretirement plans' net periodic benefit costs was due to the Wyeth acquisition, offset partially by the postretirement harmonization program.
[12]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.